Fees Summary	Jan. 29, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 782,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	119,762.48
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 119,762.48
Narrative - Max Aggregate Offering Amount | shares	782,250,000
Final Prospectus	true